Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20160302_SupplementTextBlock
PIMCO Funds

Supplement Dated March 2, 2016 to the
Asset Allocation Funds Prospectus, dated July 31, 2015,
as supplemented from time to time (the "Prospectus")

Disclosure Related to PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund (each, a "Fund" and collectively, the "Funds")
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS'
ALLOCATION GLIDE PATH, PERMISSIBLE RANGES OF TACTICAL ALLOCATION ADJUSTMENTS AND OTHER MATTERS

Effective March 31, 2016, the chart illustrating each Fund's Allocation Glide Path in the "Principal Investment Strategies" section of each Fund's Fund Summary in the Prospectus is deleted and replaced with the following:

Additionally, effective March 31, 2016, the table setting forth each Fund's permissible range of tactical allocation adjustments in the "Principle Investment Strategies" section of each Fund's Fund Summary in the Prospectus is deleted and replaced with the following:

	Total Equity Allocation			Total Commodity and Real Estate Allocation			Total Fixed Income Allocation
Years to Retirement	Target Allocation	Maximum Underweight	Maximum Overweight	Target Allocation	Maximum Underweight	Maximum Overweight	Target Allocation	Maximum Underweight	Maximum Overweight
40	74%	-15%	15%	10%	-10%	10%	16%	-15%	15%
30	73%	-15%	15%	10%	-10%	10%	17%	-15%	15%
20	65%	-15%	15%	10%	-10%	10%	25%	-15%	15%
10	50%	-20%	10%	6%	-6%	6%	44%	-10%	20%
0	36%	-20%	10%	4%	-4%	4%	60%	-10%	20%

Additionally, effective June 30, 2016, the ninth paragraph of the "Principal Investment Strategies" section for the PIMCO RealPathTM Income Fund and the tenth paragraph of the "Principal Investment Strategies" section for the PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund in each Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM Income Fund is the S&P Target Date Retirement Income Index. Accordingly, the following changes are made.
Effective June 30, 2016, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO RealPathTM Income Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date Retirement Income Index. The S&P Target Date Retirement Income Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target Today Index.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target Today Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM Income Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (03/31/2008)
S&P Target Date Retirement Income Index (reflects no deductions for fees, expenses or taxes)	4.86%	6.33%	4.51%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2020 Fund is the S&P Target Date 2020 Index. Accordingly, the following changes are made.
Effective June 30, 2016, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO RealPathTM 2020 Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2020 Index. The S&P Target Date 2020 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2020 Index.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target 2020 Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM 2020 Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (03/31/2008)
S&P Target Date 2020 Index (reflects no deductions for fees, expenses or taxes)	5.67%	8.95%	5.82%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2025 Fund is the S&P Target Date 2025 Index. Accordingly, the following changes are made.
Effective June 30, 2016, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO RealPathTM 2025 Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2025 Index. The S&P Target Date 2025 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2025 Index.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target 2025 Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM 2025 Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (06/30/2011)
S&P Target Date 2025 Index (reflects no deductions for fees, expenses or taxes)	5.56%	8.23%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2030 Fund is the S&P Target Date 2030 Index. Accordingly, the following changes are made.
Effective June 30, 2016, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO RealPathTM 2030 Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2030 Index. The S&P Target Date 2030 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2030 Index.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target 2030 Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM 2030 Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (03/31/2008)
S&P Target Date 2030 Index (reflects no deductions for fees, expenses or taxes)	5.64%	10.07%	6.14%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2035 Fund is the S&P Target Date 2035 Index. Accordingly, the following changes are made.
Effective June 30, 2016, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO RealPathTM 2035 Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2035 Index. The S&P Target Date 2035 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2035 Index.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target 2035 Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM 2035 Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (06/30/2011)
S&P Target Date 2035 Index (reflects no deductions for fees, expenses or taxes)	5.69%	9.16%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2040 Fund is the S&P Target Date 2040 Index. Accordingly, the following changes are made.
Effective June 30, 2016, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO RealPathTM 2040 Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2040 Index. The S&P Target Date 2040 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2040 Index.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target 2040 Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM 2040 Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (03/31/2008)
S&P Target Date 2040 Index (reflects no deductions for fees, expenses or taxes)	5.69%	10.81%	6.31%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2045 Fund is the S&P Target Date 2045 Index. Accordingly, the following changes are made.
Effective June 30, 2016, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO RealPathTM 2045 Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2045 Index. The S&P Target Date 2045 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2045 Index.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target 2045 Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM 2045 Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (02/29/2012)
S&P Target Date 2045 Index (reflects no deductions for fees, expenses or taxes)	5.67%	11.85%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2050 Fund is the S&P Target Date 2050 Index. Accordingly, the following changes are made.
Effective June 30, 2016, the second paragraph of the "Performance Information" section of the PIMCO RealPathTM 2050 Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2050 Index. The S&P Target Date 2050 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

Additionally, effective June 30, 2016, the following disclosure is added above the row relating to the Real Return Target 2050 Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RealPathTM 2050 Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (03/31/2008)
S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes)	5.68%	11.21%	6.40%

In addition, effective June 30, 2016, the broad-based securities market index of the PIMCO RealPathTM 2055 Fund is the S&P Target Date 2055+ Index.

(PIMCO Funds - Supplement) | (PIMCO RealPath™ Income Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date Retirement Income Index. The S&P Target Date Retirement Income Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target Today Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date Retirement Income Index. The S&P Target Date Retirement Income Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target Today Index.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ Income Fund) | S&P Target Date Retirement Income Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2020 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2020 Index. The S&P Target Date 2020 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2020 Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2020 Index. The S&P Target Date 2020 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2020 Index.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2020 Fund) | S&P Target Date 2020 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2025 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2025 Index. The S&P Target Date 2025 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2025 Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2025 Index. The S&P Target Date 2025 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2025 Index.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2025 Fund) | S&P Target Date 2025 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2030 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2030 Index. The S&P Target Date 2030 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2030 Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2030 Index. The S&P Target Date 2030 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2030 Index.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2030 Fund) | S&P Target Date 2030 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2035 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2035 Index. The S&P Target Date 2035 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2035 Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2035 Index. The S&P Target Date 2035 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2035 Index.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2035 Fund) | S&P Target Date 2035 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2040 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2040 Index. The S&P Target Date 2040 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2040 Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2040 Index. The S&P Target Date 2040 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2040 Index.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2040 Fund) | S&P Target Date 2040 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2045 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2045 Index. The S&P Target Date 2045 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2045 Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2045 Index. The S&P Target Date 2045 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2045 Index.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2045 Fund) | S&P Target Date 2045 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	11.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2050 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2050 Index. The S&P Target Date 2050 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2016, the Fund's broad-based securities market index is the S&P Target Date 2050 Index. The S&P Target Date 2050 Index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 30, 2016, the Fund's broad-based securities market index was the Real Return Target 2050 Index. The Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to December 31, 2014, the Fund's broad-based securities market index was the Real Return Target 2040+ Index. The Lipper Mixed-Asset Target 2050 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2050 Fund) | S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	11.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(PIMCO Funds - Supplement) | (PIMCO RealPath™ 2055 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO.